EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 8.49%
$ 385,080	510 Asset Backed Trust(a)(b) Series 2021-NPL2 Class A1 2.12%, 06/25/2061	$ 349,229
	Affirm Asset Securitization Trust(a)
	Series 2020-Z1 Class A
10,571	3.46%, 10/15/2024	10,503
	Series 2020-Z2 Class A
36,319	1.90%, 01/15/2025	35,753
25,000	American Credit Acceptance Receivables Trust(a) Series 2022-3 Class B 4.55%, 10/13/2026	24,695
155,000	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	150,030
125,000	Amur Equipment Finance Receivables LLC(a) Series 2022-2A Class A2 5.30%, 06/21/2028	124,448
425,000	Anchorage Capital Ltd(a)(c) Series 2016-8A Class AR2A 6.01%, 10/27/2034 3-mo. LIBOR + 1.20%	414,322
370,000	ARI Fleet Lease Trust(a) Series 2023-A Class A2 5.41%, 02/17/2032	370,000
450,000	Avant Loans Funding Trust(a) Series 2021-REV1 Class A 1.21%, 07/15/2030	436,879
610,000	Barings Ltd(a)(c) Series 2020-1A Class AR 5.94%, 10/15/2036 3-mo. LIBOR + 1.15%	593,420
275,000	Benefit Street Partners Ltd(a)(c) Series 2023-31A Class B1 7.22%, 04/25/2036 3-mo. SOFR + 2.35%	273,920
64,369	BHG Securitization Trust(a) Series 2021-B Class A 0.90%, 10/17/2034	61,316
410,000	BlueMountain XXIV Ltd(a)(c) Series 2019-24A Class AR 5.91%, 04/20/2034 3-mo. LIBOR + 1.10%	397,313
500,000	BlueMountain XXXIII Ltd(a)(c) Series 2021-33A Class A 6.11%, 11/20/2034 3-mo. LIBOR + 1.19%	485,754
285,000	Carlyle Global Market Strategies Ltd(a)(c) Series 2021-2A Class A1 5.89%, 04/20/2034 3-mo. LIBOR + 1.08%	278,518
480,000	Carvana Auto Receivables Trust Series 2022-P2 Class A3 4.13%, 04/12/2027	469,552
101,342	Cascade MH Asset Trust(a) Series 2021-MH1 Class A1 1.75%, 02/25/2046	86,889
Principal Amount		Fair Value
Non-Agency — (continued)
$ 165,000	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	$ 166,611
88,162	CF Hippolyta Issuer LLC(a) Series 2020-1 Class A2 1.99%, 07/15/2060	74,482
	CIFC Funding Ltd(a)(c)
	Series 2012-2RA Class A1
163,273	5.61%, 01/20/2028 3-mo. LIBOR + 0.80%	162,350
	Series 2020-2A Class AR
385,000	5.98%, 10/20/2034 3-mo. LIBOR + 1.17%	376,085
365,000	Credit Acceptance Auto Loan Trust(a) Series 2021-3A Class A 1.00%, 05/15/2030	352,806
526,337	DB Master Finance LLC(a) Series 2021-1A Class A23 2.79%, 11/20/2051	424,987
267,000	Dell Equipment Finance Trust(a) Series 2023-1 Class A3 5.65%, 09/22/2028	267,405
	Domino's Pizza Master Issuer LLC(a)
	Series 2017-1A Class 23
617,500	4.12%, 07/25/2047	582,619
	Series 2018-1A Class A2I
186,712	4.12%, 07/25/2048	178,979
	Series 2019-1A Class A2
101,850	3.67%, 10/25/2049	90,608
	Series 2021-1A Class A2I
520,725	2.66%, 04/25/2051	446,931
95,328	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	94,082
700,000	Dryden Ltd(a)(c) Series 2020-86A Class A1R 5.89%, 07/17/2034 3-mo. LIBOR + 1.10%	682,096
130,000	DT Auto Owner Trust(a) Series 2023-1A Class B 5.19%, 10/16/2028	129,032
255,000	Elmwood Ltd(a)(c) Series 2023-2A Class B 6.88%, 04/16/2036 3-mo. SOFR + 2.25%	254,018
190,000	Enterprise Fleet Financing LLC(a) Series 2023-1 Class A3 5.42%, 10/22/2029	190,276
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
266,367	2.58%, 09/15/2025(a)	261,351
	Series 2020-1A Class D
106,196	2.73%, 12/15/2025(a)	104,071
	Series 2022-1A Class B
195,000	2.18%, 06/15/2026	191,182
	Series 2022-4A Class B
140,000	4.57%, 01/15/2027	138,016

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-6A Class B
$ 81,000	6.03%, 08/16/2027	$ 81,461
	FirstKey Homes Trust(a)
	Series 2022-SFR1 Class A
144,185	4.15%, 05/17/2039	137,628
	Series 2022-SFR2 Class A
581,710	4.25%, 07/17/2039	557,034
	Flagship Credit Auto Trust(a)
	Series 2022-3 Class B
240,000	4.69%, 07/17/2028	236,290
	Series 2023-1 Class B
67,000	5.05%, 01/18/2028	66,314
45,000	GLS Auto Receivables Issuer Trust(a) Series 2022-3A Class B 4.92%, 01/15/2027	44,468
250,000	Invesco US Ltd(a)(c) Series 2023-2A Class B 7.16%, 04/21/2036 3-mo. SOFR + 2.30%	248,992
180,000	Kubota Credit Owner Trust(a) Series 2023-1A Class A3 5.02%, 06/15/2027	180,169
345,000	Louisiana Local Government Environmental Facilities & Community Development Authority Series 2022-ELL Class A3 4.28%, 02/01/2036	328,462
345,000	MF1 Ltd(a)(c) Series 2022-FL8 Class AS 6.31%, 02/19/2037 1-mo. SOFR + 1.75%	332,340
182,487	Navient Private Education Refi Loan Trust(a) Series 2021-EA Class A 0.97%, 12/16/2069	154,920
680,000	Neuberger Berman XX Ltd(a)(c) Series 2015-20A Class ARR 5.95%, 07/15/2034 3-mo. LIBOR + 1.16%	662,217
1,500,000	NextGear Floorplan Master Owner Trust(a) Series 2021-1A Class A 0.85%, 07/15/2026	1,415,592
255,000	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A1R 6.17%, 06/20/2034 3-mo. LIBOR + 1.21%	246,812
360,000	Octagon Ltd(a)(c) Series 2023-2A Class B 6.99%, 04/20/2036 3-mo. SOFR + 2.35%	360,000
1,030,000	OZLM XVIII Ltd(a)(c) Series 2018-18A Class A 5.85%, 04/15/2031 3-mo. LIBOR + 1.02%	1,011,472
700,000	Pikes Peak Ltd(a)(c) Series 2023-12A Class A 7.04%, 04/20/2036 3-mo. SOFR + 2.10%	699,419
Principal Amount		Fair Value
Non-Agency — (continued)
$ 205,000	Prestige Auto Receivables Trust(a) Series 2020-1A Class D 1.62%, 11/16/2026	$ 201,026
203,457	Pretium Mortgage Credit Partners LLC(a)(b) Series 2021-RN2 Class A1 1.74%, 07/25/2051	189,098
	Progress Residential Trust(a)
	Series 2021-SFR8 Class A
398,494	1.51%, 10/17/2038	348,851
	Series 2022-SFR3 Class A
139,642	3.20%, 04/17/2039	128,817
	Series 2022-SFR4 Class A
379,332	4.44%, 05/17/2041	361,802
	Series 2022-SFR5 Class A
106,088	4.45%, 06/17/2039	102,084
	Series 2022-SFR7 Class A
169,732	4.75%, 10/27/2039	166,532
	Series 2023-SFR1 Class A
215,000	4.30%, 03/17/2040	206,266
1,180,000	Regatta VI Funding Ltd(a)(c) Series 2016-1A Class AR2 5.97%, 04/20/2034 3-mo. LIBOR + 1.16%	1,147,496
1,345,000	RR LLC(a)(c) Series 2017-1A Class A1AB 5.94%, 07/15/2035 3-mo. LIBOR + 1.15%	1,315,835
	RR Ltd(a)(c)
	Series 2021-16A Class A1
1,150,000	5.90%, 07/15/2036 3-mo. LIBOR + 1.11%	1,122,360
	Series 2023-26A Class A1
500,000	6.51%, 04/15/2038 3-mo. SOFR + 1.78%	498,877
	Series 2023-26A Class A2
250,000	6.98%, 04/15/2038 3-mo. SOFR + 2.25%	249,202
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
58,203	2.68%, 10/15/2025	57,924
	Series 2020-4 Class D
70,000	1.48%, 01/15/2027	67,387
	Series 2022-4 Class B
350,000	4.42%, 11/15/2027	344,594
	Series 2022-5 Class B
115,000	4.43%, 03/15/2027	113,235
	Series 2022-6 Class B
80,000	4.72%, 06/15/2027	78,691
	Series 2022-7 Class B
325,000	5.95%, 01/17/2028	330,266
	Series 2023-1 Class B
150,000	4.98%, 02/15/2028	148,982
264,916	Sound Point III Ltd(a)(c) Series 2013-2RA Class A1 5.74%, 04/15/2029 3-mo. LIBOR + 0.95%	262,505

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 645,000	Sound Point XXIX Ltd(a)(c) Series 2021-1A Class A 5.89%, 04/25/2034 3-mo. LIBOR + 1.07%	$ 622,424
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	129,275
700,000	Symphony XXV Ltd(a)(c) Series 2021-25A Class A 5.78%, 04/19/2034 3-mo. LIBOR + 0.98%	679,873
310,000	Texas Debt Capital Ltd(a)(c) Series 2023-1A Class B 6.94%, 04/20/2036 3-mo. SOFR + 2.30%	308,775
285,000	Texas Natural Gas Securitization Finance Corp 5.10%, 04/01/2035	292,767
645,000	Thompson Park Ltd(a)(c) Series 2021-1A Class A1 5.79%, 04/15/2034 3-mo. LIBOR + 1.00%	627,643
508,631	Toyota Lease Owner Trust(a) Series 2021-B Class A3 0.42%, 10/21/2024	499,310
145,519	Tricolor Auto Securitization Trust(a) Series 2023-1A Class A 6.48%, 08/17/2026	145,456
	Upstart Securitization Trust(a)
	Series 2021-3 Class A
36,193	0.83%, 07/20/2031	35,607
	Series 2021-4 Class A
114,536	0.84%, 09/20/2031	111,796
	VCAT LLC(a)(b)
	Series 2021-NPL2 Class A1
70,928	2.12%, 03/27/2051	66,987
	Series 2021-NPL4 Class A1
332,174	1.87%, 08/25/2051	307,401
	Series 2021-NPL5 Class A1
426,238	1.87%, 08/25/2051	393,365
	Series 2021-NPL6 Class A1
541,059	1.92%, 09/25/2051	500,548
	Venture Ltd(a)(c)
	Series 2019-37A Class A1R
870,000	5.94%, 07/15/2032 3-mo. LIBOR + 1.15%	849,485
	Series 2021-42A Class A1A
645,000	5.92%, 04/15/2034 3-mo. LIBOR + 1.13%	626,254
	Series 2021-43A Class A1
510,000	6.03%, 04/15/2034 3-mo. LIBOR + 1.24%	497,004
660,883	Venture XVII Ltd(a)(c) Series 2014-17A Class ARR 5.67%, 04/15/2027 3-mo. LIBOR + 0.88%	655,214
471,818	Vericrest Opportunity Loan Transferee(a)(b) Series 2021-NP11 Class A1 1.87%, 08/25/2051	430,548
Principal Amount		Fair Value
Non-Agency — (continued)
$ 286,828	VOLT CIII LLC(a)(b) Series 2021-CF1 Class A1 1.99%, 08/25/2051	$ 260,328
332,544	VOLT XCIII LLC(a)(b) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	305,607
1,040,000	Wellfleet X Ltd(a)(c) Series 2019-XA Class A1R 5.98%, 07/20/2032 3-mo. LIBOR + 1.17%	1,011,744
56,850	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	52,482
	Westlake Automobile Receivables Trust(a)
	Series 2019-3A Class D
106,218	2.72%, 11/15/2024	105,755
	Series 2020-3A Class D
195,000	1.65%, 02/17/2026	185,545
	Series 2022-2A Class B
275,000	4.31%, 09/15/2027	269,284
	Series 2023-1A Class B
80,000	5.41%, 01/18/2028	79,833
98,750	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	86,559
130,000	World Omni Auto Receivables Trust Series 2023-A Class B 5.03%, 05/15/2029	130,582
1,450,000	Zais Ltd(a)(c) Series 2020-15A Class A1R 6.15%, 07/28/2032 3-mo. LIBOR + 1.35%	1,421,000
TOTAL ASSET-BACKED SECURITIES — 8.49% (Cost $36,693,277)		$35,624,399
CORPORATE BONDS AND NOTES
Basic Materials — 0.47%
240,000	Anglo American Capital PLC(a) 3.88%, 03/16/2029	220,717
140,000	BHP Billiton Finance USA Ltd 4.90%, 02/28/2033	142,833
275,000	Celanese US Holdings LLC 6.17%, 07/15/2027	276,569
425,000	Glencore Funding LLC(a) 2.63%, 09/23/2031	348,861
475,000	Newcrest Finance Pty Ltd(a) 3.25%, 05/13/2030	419,909
240,000	Sherwin-Williams Co 2.30%, 05/15/2030	203,660
382,000	Teck Resources Ltd(d) 3.90%, 07/15/2030	350,926
		1,963,475
Communications — 3.37%
480,000	Alibaba Group Holding Ltd 3.40%, 12/06/2027	452,667

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 240,000	Amazon.com Inc 4.10%, 04/13/2062	$ 211,011
	AT&T Inc
1,105,000	2.30%, 06/01/2027	1,012,635
690,000	4.35%, 03/01/2029	675,543
775,000	4.85%, 03/01/2039	727,590
120,000	3.55%, 09/15/2055	86,137
452,000	3.80%, 12/01/2057	335,569
28,000	3.65%, 09/15/2059	20,009
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	148,503
1,725,000	3.75%, 02/15/2028	1,601,803
35,000	3.50%, 03/01/2042	23,648
45,000	5.13%, 07/01/2049	35,620
105,000	4.80%, 03/01/2050	80,030
335,000	3.90%, 06/01/2052	221,444
330,000	3.85%, 04/01/2061	205,750
85,000	4.40%, 12/01/2061	58,079
	Comcast Corp
1,300,000	3.30%, 02/01/2027	1,253,773
55,000	3.40%, 07/15/2046	42,655
105,000	2.80%, 01/15/2051	70,908
221,000	2.94%, 11/01/2056	147,109
	Cox Communications Inc(a)
19,000	3.15%, 08/15/2024	18,519
165,000	2.60%, 06/15/2031	136,296
	Discovery Communications LLC
22,000	4.13%, 05/15/2029	20,492
127,000	5.20%, 09/20/2047	105,216
131,000	5.30%, 05/15/2049	109,242
210,000	4.65%, 05/15/2050	160,629
575,000	Meta Platforms Inc 3.50%, 08/15/2027	555,343
495,000	Netflix Inc(a)(d) 4.88%, 06/15/2030	492,795
	Paramount Global
55,000	4.20%, 06/01/2029(d)	50,567
365,000	4.20%, 05/19/2032	313,084
170,000	4.38%, 03/15/2043	120,803
26,000	5.85%, 09/01/2043	22,472
200,000	Prosus NV(a) 3.26%, 01/19/2027	181,595
105,000	Rogers Communications Inc(a) 4.55%, 03/15/2052	86,370
	Time Warner Cable LLC
110,000	6.55%, 05/01/2037	108,426
65,000	4.50%, 09/15/2042	49,917
	T-Mobile USA Inc
100,000	2.05%, 02/15/2028	88,729
160,000	2.40%, 03/15/2029	139,394
1,020,000	3.88%, 04/15/2030	957,080
300,000	2.88%, 02/15/2031	258,792
300,000	3.50%, 04/15/2031	269,751
550,000	5.20%, 01/15/2033	560,956
160,000	5.05%, 07/15/2033	160,792
Principal Amount		Fair Value
Communications — (continued)
$ 55,000	3.00%, 02/15/2041	$ 40,772
	Verizon Communications Inc
1,200,000	4.33%, 09/21/2028	1,186,263
390,000	2.36%, 03/15/2032	319,955
200,000	2.65%, 11/20/2040	142,801
125,000	2.85%, 09/03/2041	91,531
		14,159,065
Consumer, Cyclical — 1.72%
	AutoNation Inc
193,000	4.50%, 10/01/2025	188,618
75,000	1.95%, 08/01/2028	62,078
500,000	4.75%, 06/01/2030	469,990
	General Motors Co
300,000	4.00%, 04/01/2025	292,486
200,000	5.20%, 04/01/2045	168,466
75,000	6.75%, 04/01/2046	75,835
	General Motors Financial Co Inc
250,000	4.30%, 07/13/2025	244,134
125,000	2.70%, 08/20/2027	111,905
250,000	Home Depot Inc(d) 4.50%, 09/15/2032	251,800
250,000	Hyatt Hotels Corp 1.80%, 10/01/2024	236,686
170,000	Lennar Corp 4.75%, 11/29/2027	168,208
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027	71,270
250,000	1.70%, 09/15/2028	216,290
160,000	3.75%, 04/01/2032	147,736
250,000	5.00%, 04/15/2033(d)	250,070
400,000	4.25%, 04/01/2052	328,238
105,000	5.63%, 04/15/2053(d)	105,343
	Marriott International Inc
275,000	5.00%, 10/15/2027	275,569
350,000	2.85%, 04/15/2031	298,131
	McDonald's Corp
188,000	4.60%, 09/09/2032(d)	190,236
115,000	4.45%, 03/01/2047	105,306
120,000	3.63%, 09/01/2049	96,053
200,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	197,404
	Starbucks Corp
225,000	4.00%, 11/15/2028	218,922
202,000	3.00%, 02/14/2032(d)	179,102
	Warnermedia Holdings Inc
550,000	6.41%, 03/15/2026	552,777
350,000	4.05%, 03/15/2029(a)	325,547
1,125,000	4.28%, 03/15/2032(a)	1,004,396
500,000	5.14%, 03/15/2052(a)	405,117
		7,237,713
Consumer, Non-Cyclical — 4.73%
	AbbVie Inc
400,000	4.55%, 03/15/2035	391,107
83,000	4.30%, 05/14/2036	78,017
250,000	4.88%, 11/14/2048	240,687

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 457,000	4.25%, 11/21/2049	$ 403,291
200,000	Alcon Finance Corp(a) 2.75%, 09/23/2026	187,409
175,000	AmerisourceBergen Corp 3.45%, 12/15/2027	165,686
	Amgen Inc
145,000	5.15%, 03/02/2028	148,048
507,000	5.25%, 03/02/2030	518,550
225,000	4.20%, 03/01/2033(d)	215,668
691,000	5.25%, 03/02/2033	709,933
110,000	5.75%, 03/02/2063	114,140
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
850,000	4.70%, 02/01/2036	846,451
325,000	4.90%, 02/01/2046	317,627
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	83,072
	Anheuser-Busch InBev Worldwide Inc
25,000	8.20%, 01/15/2039	32,626
500,000	4.95%, 01/15/2042	493,688
260,000	4.44%, 10/06/2048	237,229
27,000	5.55%, 01/23/2049	28,946
200,000	Ashtead Capital Inc(a) 1.50%, 08/12/2026	175,293
	BAT Capital Corp
115,000	3.56%, 08/15/2027	106,908
120,000	2.26%, 03/25/2028	102,882
160,000	3.46%, 09/06/2029	141,453
60,000	7.75%, 10/19/2032	66,460
20,000	4.54%, 08/15/2047	14,895
45,000	BAT International Finance PLC 4.45%, 03/16/2028	42,773
100,000	Becton Dickinson & Co 4.67%, 06/06/2047	93,492
150,000	Bristol Myers Squibb Co(d) 2.95%, 03/15/2032	135,224
	Cargill Inc(a)
200,000	2.13%, 11/10/2031	166,028
160,000	4.00%, 06/22/2032	152,534
200,000	Chapman University 2.07%, 04/01/2031	161,036
	Cigna Group
360,000	1.25%, 03/15/2026	326,235
150,000	5.40%, 03/15/2033	155,734
325,000	4.80%, 08/15/2038	314,950
275,000	Colgate-Palmolive Co(d) 3.25%, 08/15/2032	257,542
	CommonSpirit Health
115,000	2.76%, 10/01/2024	111,459
440,000	6.46%, 11/01/2052(d)	504,875
304,000	Conagra Brands Inc(d) 4.85%, 11/01/2028	302,649
	Constellation Brands Inc
140,000	3.60%, 02/15/2028	133,189
250,000	2.25%, 08/01/2031	205,387
231,000	4.75%, 05/09/2032	228,253
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	CSL Finance PLC(a)
$ 50,000	3.85%, 04/27/2027	$ 48,730
215,000	4.05%, 04/27/2029	207,421
140,000	4.25%, 04/27/2032	135,658
	CVS Health Corp
85,000	4.30%, 03/25/2028	83,474
145,000	5.13%, 02/21/2030	146,986
65,000	5.25%, 02/21/2033	66,322
585,000	4.78%, 03/25/2038	557,669
285,000	4.13%, 04/01/2040	244,890
200,000	Diageo Capital PLC 2.00%, 04/29/2030	170,397
	Elevance Health Inc
5,000	5.35%, 10/15/2025	5,044
55,000	2.88%, 09/15/2029	49,929
	GE HealthCare Technologies Inc(a)
180,000	5.86%, 03/15/2030	188,315
170,000	6.38%, 11/22/2052	190,066
	General Mills Inc
175,000	4.20%, 04/17/2028	173,105
50,000	4.95%, 03/29/2033	50,777
185,000	Gilead Sciences Inc 1.65%, 10/01/2030	152,286
	Haleon US Capital LLC
525,000	3.38%, 03/24/2027	497,748
345,000	3.38%, 03/24/2029	318,285
220,000	HCA Inc 3.50%, 09/01/2030	195,952
	Howard University
100,000	2.80%, 10/01/2030	85,829
160,000	3.48%, 10/01/2041	123,475
	Humana Inc
70,000	5.88%, 03/01/2033	75,323
100,000	5.50%, 03/15/2053	101,793
225,000	JDE Peet's NV(a) 1.38%, 01/15/2027	195,343
	Kaiser Foundation Hospitals
200,000	2.81%, 06/01/2041	146,361
185,000	3.00%, 06/01/2051	130,137
	Kenvue Inc(a)
275,000	4.90%, 03/22/2033	284,124
135,000	5.10%, 03/22/2043	139,291
150,000	5.20%, 03/22/2063	155,413
	Keurig Dr Pepper Inc
425,000	4.60%, 05/25/2028	424,212
200,000	4.50%, 04/15/2052	178,005
280,000	Kraft Heinz Foods Co 3.75%, 04/01/2030	264,799
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	248,535
	Philip Morris International Inc
230,000	5.13%, 11/17/2027	235,361
320,000	4.88%, 02/15/2028	322,970
105,000	5.63%, 11/17/2029	109,711
215,000	5.13%, 02/15/2030	217,759
35,000	5.38%, 02/15/2033	35,756

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Royalty Pharma PLC
$ 380,000	1.75%, 09/02/2027	$ 329,309
220,000	2.20%, 09/02/2030	179,700
265,000	2.15%, 09/02/2031	209,444
35,000	3.35%, 09/02/2051	23,054
30,000	Sutter Health 3.36%, 08/15/2050	21,912
	Sysco Corp
50,000	4.45%, 03/15/2048	43,334
225,000	6.60%, 04/01/2050	256,674
50,000	Thermo Fisher Scientific Inc 1.75%, 10/15/2028	43,932
125,000	Unilever Capital Corp(d) 2.63%, 08/12/2051	86,339
	UnitedHealth Group Inc
165,000	4.00%, 05/15/2029	161,327
825,000	5.30%, 02/15/2030	869,407
125,000	4.20%, 05/15/2032	122,516
700,000	5.35%, 02/15/2033	743,954
65,000	3.75%, 10/15/2047	54,549
280,000	5.88%, 02/15/2053(d)	314,718
261,000	5.05%, 04/15/2053(d)	263,817
40,000	4.95%, 05/15/2062	38,932
30,000	6.05%, 02/15/2063	34,156
		19,865,751
Energy — 1.80%
	BP Capital Markets America Inc
115,000	1.75%, 08/10/2030	95,165
100,000	2.72%, 01/12/2032	87,194
240,000	4.81%, 02/13/2033	243,687
40,000	2.94%, 06/04/2051	27,736
155,000	3.38%, 02/08/2061	111,989
105,000	ConocoPhillips Co 3.80%, 03/15/2052	86,833
	Diamondback Energy Inc
195,000	6.25%, 03/15/2033	206,072
30,000	6.25%, 03/15/2053(d)	31,050
548,000	Enbridge Inc 5.70%, 03/08/2033	569,999
	Energy Transfer LP
140,000	5.55%, 02/15/2028	142,164
30,000	5.25%, 04/15/2029	29,884
40,000	5.35%, 05/15/2045	35,363
65,000	6.13%, 12/15/2045	62,832
85,000	5.00%, 05/15/2050	72,550
	Enterprise Products Operating LLC
120,000	2.80%, 01/31/2030	106,418
140,000	5.35%, 01/31/2033(d)	145,052
	Equinor ASA
190,000	3.63%, 04/06/2040	163,313
20,000	3.70%, 04/06/2050	16,816
175,000	Exxon Mobil Corp 4.23%, 03/19/2040	163,846
370,442	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	299,683
Principal Amount		Fair Value
Energy — (continued)
$ 200,000	Greensaif Pipelines Bidco SARL(a) 6.13%, 02/23/2038	$ 205,760
170,000	Hess Corp 7.30%, 08/15/2031	189,463
	MPLX LP
300,000	4.00%, 02/15/2025	293,517
70,000	1.75%, 03/01/2026	63,883
35,000	4.13%, 03/01/2027	33,927
75,000	4.25%, 12/01/2027	72,624
125,000	4.95%, 09/01/2032	122,245
475,000	4.50%, 04/15/2038	422,228
90,000	4.90%, 04/15/2058	74,806
	ONEOK Inc
65,000	4.55%, 07/15/2028	62,879
30,000	3.40%, 09/01/2029	26,734
165,000	3.10%, 03/15/2030	144,148
40,000	6.35%, 01/15/2031	41,927
45,000	6.10%, 11/15/2032	46,586
60,000	5.20%, 07/15/2048	51,854
55,000	Ovintiv Inc 7.38%, 11/01/2031	59,251
95,000	Phillips 66 4.95%, 12/01/2027	95,422
70,000	Pioneer Natural Resources Co 5.10%, 03/29/2026	70,291
	Plains All American Pipeline LP / PAA Finance Corp
55,000	3.55%, 12/15/2029	49,173
645,000	3.80%, 09/15/2030	574,772
300,000	Qatar Energy(a) 3.30%, 07/12/2051	223,440
	Sabine Pass Liquefaction LLC
60,000	4.20%, 03/15/2028	57,642
45,000	4.50%, 05/15/2030	43,408
129,000	Schlumberger Holdings Corp(a) 4.30%, 05/01/2029	126,146
	Shell International Finance BV
140,000	3.25%, 04/06/2050	106,741
145,000	3.00%, 11/26/2051	104,459
	Targa Resources Corp
160,000	4.20%, 02/01/2033	143,951
105,000	6.13%, 03/15/2033	108,729
310,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	270,177
	TransCanada PipeLines Ltd
110,000	4.10%, 04/15/2030	103,151
190,000	2.50%, 10/12/2031	155,255
90,000	Transcontinental Gas Pipe Line Co LLC 3.25%, 05/15/2030	81,506
	Williams Cos Inc
110,000	2.60%, 03/15/2031	92,510
150,000	4.65%, 08/15/2032	144,578
400,000	5.65%, 03/15/2033	413,088
		7,573,917

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — 10.46%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
$ 1,075,000	6.50%, 07/15/2025	$ 1,082,771
725,000	2.45%, 10/29/2026	650,842
150,000	3.30%, 01/30/2032	124,264
370,000	Agree LP REIT 4.80%, 10/01/2032	356,483
1,175,000	Air Lease Corp 2.88%, 01/15/2026	1,095,316
50,000	American International Group Inc 3.40%, 06/30/2030	44,841
40,000	American Tower Corp REIT 3.65%, 03/15/2027	37,993
445,000	American Tower Trust #1 REIT(a) 5.49%, 03/15/2028	449,162
	Aon Corp / Aon Global Holdings PLC
55,000	5.35%, 02/28/2033	56,969
70,000	3.90%, 02/28/2052	56,450
280,000	Athene Global Funding(a) 2.65%, 10/04/2031	222,337
1,200,000	Avolon Holdings Funding Ltd(a) 2.88%, 02/15/2025	1,125,833
1,000,000	Banco Santander SA 4.25%, 04/11/2027	944,666
	Bank of America Corp
715,000	3.88%, 08/01/2025(d)	698,821
30,000	5.08%, 01/20/2027	29,907
1,000,000	4.18%, 11/25/2027	966,355
255,000	2.88%, 10/22/2030	221,807
260,000	2.59%, 04/29/2031	220,184
745,000	1.92%, 10/24/2031	594,201
610,000	2.69%, 04/22/2032	509,060
370,000	2.30%, 07/21/2032	298,182
585,000	4.57%, 04/27/2033	556,862
355,000	5.02%, 07/22/2033	351,069
435,000	6.11%, 01/29/2037	457,655
375,000	3.31%, 04/22/2042	290,074
40,000	Bank of New York Mellon Corp 4.60%, 07/26/2030	39,128
	Barclays PLC
775,000	2.85%, 05/07/2026	723,810
200,000	7.39%, 11/02/2028	211,989
	BNP Paribas SA(a)
1,225,000	2.22%, 06/09/2026	1,125,019
320,000	5.13%, 01/13/2029	320,655
200,000	2.16%, 09/15/2029	166,733
	BPCE SA(a)
260,000	2.05%, 10/19/2027	227,722
425,000	3.12%, 10/19/2032	318,402
270,000	Brighthouse Financial Global Funding(a) 1.75%, 01/13/2025	252,486
	Capital One Financial Corp
40,000	5.47%, 02/01/2029	38,983
460,000	5.25%, 07/26/2030	434,244
Principal Amount		Fair Value
Financial — (continued)
	Citigroup Inc
$ 550,000	3.35%, 04/24/2025	$ 536,031
430,000	3.70%, 01/12/2026	416,103
700,000	3.89%, 01/10/2028	668,808
330,000	2.57%, 06/03/2031	278,424
525,000	3.06%, 01/25/2033	444,289
360,000	4.91%, 05/24/2033	353,352
145,000	Corebridge Financial Inc(a) 3.85%, 04/05/2029	132,305
370,000	Credit Agricole SA(a) 5.30%, 07/12/2028	375,103
	Credit Suisse Group AG(a)
1,225,000	4.28%, 01/09/2028	1,104,031
250,000	6.44%, 08/11/2028	247,950
270,000	6.54%, 08/12/2033	277,425
250,000	9.02%, 11/15/2033	296,225
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	198,137
	Deutsche Bank AG
260,000	2.13%, 11/24/2026	224,061
150,000	6.72%, 01/18/2029(d)	148,952
150,000	3.04%, 05/28/2032	115,584
340,000	Equitable Financial Life Global Funding(a) 1.80%, 03/08/2028	286,388
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	522,099
120,000	Fifth Third Bancorp 2.38%, 01/28/2025	111,625
135,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	128,810
	Goldman Sachs Group Inc
50,000	0.93%, 10/21/2024	48,650
50,000	4.48%, 08/23/2028	48,903
760,000	2.62%, 04/22/2032	633,072
345,000	2.38%, 07/21/2032	280,100
60,000	2.65%, 10/21/2032	49,575
45,000	3.10%, 02/24/2033(d)	38,645
525,000	Healthcare Realty Holdings LP REIT 2.05%, 03/15/2031	398,057
212,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	165,438
	HSBC Holdings PLC
230,000	1.59%, 05/24/2027	202,707
200,000	5.21%, 08/11/2028	197,961
200,000	6.16%, 03/09/2029(d)	205,620
400,000	2.21%, 08/17/2029	335,396
200,000	2.80%, 05/24/2032	163,321
200,000	4.76%, 03/29/2033	180,777
575,000	5.40%, 08/11/2033	568,333
	Intercontinental Exchange Inc
70,000	4.35%, 06/15/2029	68,958
35,000	4.60%, 03/15/2033	34,656
25,000	4.95%, 06/15/2052	24,262
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	146,676

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	JPMorgan Chase & Co
$ 265,000	4.02%, 12/05/2024	$ 262,415
15,000	3.22%, 03/01/2025	14,679
170,000	2.95%, 10/01/2026	160,546
230,000	4.32%, 04/26/2028	224,358
295,000	4.85%, 07/25/2028	294,472
560,000	3.51%, 01/23/2029	523,967
175,000	3.70%, 05/06/2030	162,678
185,000	2.74%, 10/15/2030	161,499
200,000	2.52%, 04/22/2031	170,974
460,000	1.76%, 11/19/2031	365,084
110,000	1.95%, 02/04/2032	88,495
30,000	2.55%, 11/08/2032	24,873
475,000	2.96%, 01/25/2033	406,149
537,000	4.59%, 04/26/2033	519,991
360,000	4.91%, 07/25/2033(d)	357,820
200,000	Lloyds Banking Group PLC 5.87%, 03/06/2029	201,647
550,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	490,768
250,000	Manufacturers & Traders Trust Co 4.70%, 01/27/2028	234,192
	Marsh & McLennan Cos Inc
230,000	4.05%, 10/15/2023	229,347
55,000	4.75%, 03/15/2039	52,115
625,000	Mastercard Inc 3.30%, 03/26/2027	606,146
370,000	Metropolitan Life Global Funding I(a) 2.40%, 01/11/2032	309,455
	Morgan Stanley
385,000	3.63%, 01/20/2027	370,539
754,000	3.95%, 04/23/2027	728,945
300,000	1.59%, 05/04/2027	268,849
600,000	3.77%, 01/24/2029	568,110
235,000	5.12%, 02/01/2029	236,867
100,000	4.43%, 01/23/2030	96,452
385,000	2.70%, 01/22/2031	331,564
625,000	1.79%, 02/13/2032	490,663
455,000	1.93%, 04/28/2032	357,950
355,000	4.89%, 07/20/2033	348,936
425,000	2.48%, 09/16/2036	322,872
35,000	5.95%, 01/19/2038	34,805
200,000	NatWest Group PLC 5.85%, 03/02/2027	200,510
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	392,625
165,000	Principal Financial Group Inc 5.38%, 03/15/2033	165,095
	Prologis LP REIT
625,000	1.75%, 07/01/2030	507,320
300,000	4.63%, 01/15/2033	296,486
155,000	SBA Tower Trust REIT(a) 2.84%, 01/15/2025	146,828
575,000	Societe Generale SA(a) 6.22%, 06/15/2033	534,206
200,000	Standard Chartered PLC(a) 7.77%, 11/16/2028	214,446
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	Truist Bank 2.25%, 03/11/2030	$ 410,790
135,000	Truist Financial Corp 1.89%, 06/07/2029	112,731
	UBS Group AG(a)
200,000	4.75%, 05/12/2028	191,742
240,000	2.75%, 02/11/2033	192,307
	VICI Properties LP REIT
135,000	4.95%, 02/15/2030	126,680
220,000	5.13%, 05/15/2032	207,271
	Wells Fargo & Co
335,000	2.41%, 10/30/2025	318,338
250,000	2.19%, 04/30/2026	234,290
750,000	4.30%, 07/22/2027	726,846
360,000	2.39%, 06/02/2028	324,165
250,000	4.81%, 07/25/2028	246,866
250,000	2.88%, 10/30/2030	217,254
195,000	3.35%, 03/02/2033	169,016
923,000	4.90%, 07/25/2033	900,960
475,000	Westpac Banking Corp 4.11%, 07/24/2034	425,282
765,000	Willis North America Inc 2.95%, 09/15/2029	673,839
		43,912,199
Industrial — 1.68%
	Boeing Co
30,000	2.70%, 02/01/2027	27,638
185,000	5.04%, 05/01/2027(d)	186,342
1,025,000	3.45%, 11/01/2028	944,326
90,000	5.15%, 05/01/2030	90,563
200,000	5.81%, 05/01/2050	201,333
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	175,063
400,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	339,855
	CSX Corp
400,000	3.80%, 03/01/2028	389,137
275,000	4.10%, 11/15/2032(d)	264,818
435,000	DAE Funding LLC(a) 1.55%, 08/01/2024	409,130
350,000	Eaton Corp 4.15%, 03/15/2033	338,512
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	193,760
	General Electric Co
125,000	6.75%, 03/15/2032	141,895
125,000	5.88%, 01/14/2038	134,550
100,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	101,459
	Lockheed Martin Corp
140,000	4.95%, 10/15/2025	142,195
325,000	5.25%, 01/15/2033(d)	347,030
325,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	229,597

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 215,000	Northrop Grumman Corp 5.15%, 05/01/2040	$ 217,569
	Otis Worldwide Corp
150,000	2.57%, 02/15/2030	131,539
110,000	3.11%, 02/15/2040	85,315
195,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 4.40%, 07/01/2027	187,069
	Raytheon Technologies Corp
95,000	5.15%, 02/27/2033	98,867
30,000	5.38%, 02/27/2053	31,576
	Regal Rexnord Corp(a)
330,000	6.05%, 04/15/2028	330,147
150,000	6.30%, 02/15/2030	151,036
325,000	Union Pacific Corp(d) 2.80%, 02/14/2032	285,368
127,000	Waste Connections Inc 4.20%, 01/15/2033	121,886
	Waste Management Inc
175,000	3.15%, 11/15/2027	166,370
600,000	1.15%, 03/15/2028	514,028
75,000	4.15%, 04/15/2032	72,689
		7,050,662
Technology — 2.16%
550,000	Adobe Inc 2.15%, 02/01/2027	510,913
	Broadcom Inc
12,000	4.11%, 09/15/2028	11,466
192,000	4.15%, 04/15/2032(a)(d)	174,947
280,000	2.60%, 02/15/2033(a)	219,570
426,000	3.42%, 04/15/2033(a)	356,438
416,000	3.47%, 04/15/2034(a)	341,653
339,000	3.14%, 11/15/2035(a)	260,711
239,000	3.19%, 11/15/2036(a)	181,118
	CDW LLC / CDW Finance Corp
90,000	2.67%, 12/01/2026	80,957
60,000	3.57%, 12/01/2031	51,608
257,000	Dell International LLC / EMC Corp(d) 8.10%, 07/15/2036	299,810
50,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	52,644
	Intel Corp
55,000	4.88%, 02/10/2028	55,884
65,000	5.13%, 02/10/2030	66,200
665,000	5.20%, 02/10/2033	677,296
45,000	3.25%, 11/15/2049	32,016
250,000	3.05%, 08/12/2051	170,693
50,000	5.70%, 02/10/2053	51,030
190,000	5.05%, 08/05/2062	175,658
500,000	Intuit Inc(d) 1.35%, 07/15/2027	444,151
425,000	Lam Research Corp 1.90%, 06/15/2030	358,120
150,000	Marvell Technology Inc 2.95%, 04/15/2031	125,258
Principal Amount		Fair Value
Technology — (continued)
$ 60,000	NVIDIA Corp 3.50%, 04/01/2040	$ 51,517
	NXP BV / NXP Funding LLC
135,000	4.88%, 03/01/2024	133,989
71,000	5.35%, 03/01/2026	71,193
	NXP BV / NXP Funding LLC / NXP USA Inc
89,000	4.30%, 06/18/2029	85,474
325,000	2.65%, 02/15/2032	266,480
	Oracle Corp
165,000	2.30%, 03/25/2028	147,662
275,000	4.50%, 05/06/2028	271,691
200,000	6.15%, 11/09/2029	213,026
65,000	2.95%, 04/01/2030	57,392
350,000	4.65%, 05/06/2030	340,804
325,000	2.88%, 03/25/2031	278,103
301,000	4.90%, 02/06/2033	294,820
350,000	3.60%, 04/01/2040	271,649
741,000	3.60%, 04/01/2050	525,587
525,000	6.90%, 11/09/2052	588,455
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	217,606
	VMware Inc
100,000	1.80%, 08/15/2028	84,446
300,000	2.20%, 08/15/2031	237,513
	Workday Inc
125,000	3.50%, 04/01/2027	119,596
100,000	3.80%, 04/01/2032	91,682
		9,046,826
Utilities — 3.31%
335,000	Alabama Power Co 3.45%, 10/01/2049	251,165
425,000	Alliant Energy Finance LLC(a) 4.25%, 06/15/2028	406,261
125,000	American Water Capital Corp 3.75%, 09/01/2028	119,614
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	332,090
65,000	Boston Gas Co(a) 3.76%, 03/16/2032	58,688
285,000	Brooklyn Union Gas Co(a) 4.87%, 08/05/2032	273,203
	Cleco Corporate Holdings LLC
80,000	3.38%, 09/15/2029	69,511
5,000	4.97%, 05/01/2046	4,429
145,000	Consolidated Edison Co of New York Inc 3.20%, 12/01/2051	104,338
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(b)	189,116
41,000	3.38%, 04/01/2030	37,266
459,000	5.38%, 11/15/2032	470,369
10,000	6.30%, 03/15/2033	10,964
333,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	341,407

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Duke Energy Corp
$ 475,000	3.15%, 08/15/2027	$ 446,458
562,000	2.55%, 06/15/2031	470,269
200,000	4.50%, 08/15/2032	193,360
	Duke Energy Ohio Inc
145,000	3.65%, 02/01/2029	137,337
115,000	5.25%, 04/01/2033(d)	118,325
200,000	Enel Finance International NV(a) 5.00%, 06/15/2032	188,088
975,000	Entergy Corp 2.95%, 09/01/2026	916,001
115,000	Evergy Metro Inc 4.20%, 03/15/2048	97,111
60,000	Eversource Energy 5.45%, 03/01/2028	62,173
	Exelon Corp
195,000	5.15%, 03/15/2028	198,396
450,000	4.05%, 04/15/2030	429,314
75,000	Florida Power & Light Co(d) 5.10%, 04/01/2033	77,711
	Georgia Power Co
225,000	2.10%, 07/30/2023	222,530
170,000	4.70%, 05/15/2032	168,376
30,000	4.75%, 09/01/2040	27,568
515,000	Gulf Power Co 4.55%, 10/01/2044	471,954
85,000	Kentucky Utilities Co 5.45%, 04/15/2033	88,392
125,000	KeySpan Gas East Corp(a) 5.99%, 03/06/2033	128,871
320,000	Korea Hydro & Nuclear Power Co Ltd(a) 4.25%, 07/27/2027	314,406
85,000	Louisville Gas & Electric Co 5.45%, 04/15/2033	88,332
	National Rural Utilities Cooperative Finance Corp
95,000	4.80%, 03/15/2028	95,907
215,000	4.15%, 12/15/2032(d)	204,499
65,000	5.80%, 01/15/2033	69,204
	NextEra Energy Capital Holdings Inc
35,000	6.05%, 03/01/2025	35,606
435,000	4.63%, 07/15/2027	433,829
490,000	2.25%, 06/01/2030	414,187
50,000	5.05%, 02/28/2033	50,137
	NiSource Inc
150,000	3.49%, 05/15/2027	142,197
130,000	3.60%, 05/01/2030	119,953
55,000	1.70%, 02/15/2031	43,536
195,000	Oglethorpe Power Corp 5.05%, 10/01/2048	177,920
	Pacific Gas & Electric Co
590,000	5.45%, 06/15/2027	583,796
625,000	2.10%, 08/01/2027	545,057
180,000	4.55%, 07/01/2030	168,676
580,000	2.50%, 02/01/2031(d)	469,876
185,000	3.25%, 06/01/2031	156,734
40,000	6.15%, 01/15/2033	41,055
Principal Amount		Fair Value
Utilities — (continued)
$ 130,000	4.95%, 07/01/2050	$ 107,102
45,000	6.75%, 01/15/2053	46,501
135,000	PacifiCorp 2.70%, 09/15/2030	119,313
45,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	43,773
	Puget Energy Inc
185,000	3.65%, 05/15/2025	178,648
105,000	4.10%, 06/15/2030	96,952
	Sempra Energy
210,000	3.40%, 02/01/2028	197,254
45,000	3.70%, 04/01/2029	41,781
60,000	3.80%, 02/01/2038	51,675
15,000	4.00%, 02/01/2048	12,199
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	94,339
	Southern California Edison Co
45,000	5.85%, 11/01/2027	47,415
90,000	5.30%, 03/01/2028	92,258
345,000	2.25%, 06/01/2030	293,053
220,000	2.75%, 02/01/2032	188,839
2,000	4.00%, 04/01/2047	1,642
20,000	3.65%, 02/01/2050(d)	15,396
25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	24,595
195,000	Southwestern Electric Power Co 5.30%, 04/01/2033	196,464
175,000	Virginia Electric & Power Co 5.00%, 04/01/2033	176,334
	Xcel Energy Inc
525,000	3.35%, 12/01/2026	500,008
100,000	4.60%, 06/01/2032	97,082
		13,888,185
TOTAL CORPORATE BONDS AND NOTES — 29.70% (Cost $137,251,352)		$124,697,793
FOREIGN GOVERNMENT BONDS AND NOTES
	Bermuda Government International Bond
200,000	2.38%, 08/20/2030	170,573
200,000	5.00%, 07/15/2032(a)	200,588
305,000	Chile Government International Bond 3.50%, 04/15/2053	226,958
420,000	Finance Department Government of Sharjah 3.63%, 03/10/2033	339,860
250,000	Hungary Government International Bond(a) 5.25%, 06/16/2029	243,032
340,000	Indonesia Government International Bond 4.35%, 01/08/2027	336,609
360,000	Israel Government International Bond 3.25%, 01/17/2028	339,802

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Mexico Government International Bond
$ 541,000	3.50%, 02/12/2034	$ 458,665
885,000	4.28%, 08/14/2041	723,169
800,000	4.75%, 03/08/2044	678,392
	Panama Government International Bond
200,000	3.16%, 01/23/2030	175,339
265,000	4.50%, 04/16/2050	201,371
380,000	Peruvian Government International Bond 3.30%, 03/11/2041	284,503
	Romanian Government International Bond
322,000	3.00%, 02/27/2027(a)	292,691
1,072,000	3.00%, 02/14/2031	880,858
200,000	Saudi Government International Bond(a) 5.00%, 01/18/2053	185,869
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.37% (Cost $6,966,874)		$5,738,279
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.17%
245,326	Ajax Mortgage Loan Trust(a)(b) Series 2021-C Class A 2.12%, 01/25/2061	229,359
	Angel Oak Mortgage Trust(a)(e)
	Series 2019-4 Class A1
4,797	2.99%, 07/26/2049	4,773
	Series 2020-1 Class A1
36,892	2.47%, 12/25/2059	34,703
	Series 2020-2 Class A1A
96,796	2.53%, 01/26/2065	88,991
	Series 2020-4 Class A1
54,495	1.47%, 06/25/2065	48,976
	Series 2020-6 Class A1
45,116	1.26%, 05/25/2065	40,297
	Series 2020-R1 Class A1
124,034	0.99%, 04/25/2053	112,127
	Series 2021-1 Class A1
163,458	0.91%, 01/25/2066	136,171
	Series 2021-2 Class A1
280,110	0.99%, 04/25/2066	234,272
	Series 2021-4 Class A1
231,651	1.04%, 01/20/2065	185,805
	Series 2021-5 Class A1
364,116	0.95%, 07/25/2066	299,440
	Series 2021-8 Class A1
264,448	1.82%, 11/25/2066	220,036
	Arroyo Mortgage Trust(a)(e)
	Series 2019-2 Class A1
68,010	3.35%, 04/25/2049	63,641
	Series 2019-3 Class A1
63,572	2.96%, 10/25/2048	58,279
Principal Amount		Fair Value
Non-Agency — (continued)
	BANK
	Series 2017-BNK8 Class A4
$ 350,000	3.49%, 11/15/2050	$ 324,548
	Series 2019-BN16 Class XA
2,511,730	0.94%, 02/15/2052(e)	103,779
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	585,647
	Series 2019-BN18 Class XA
981,714	0.89%, 05/15/2062(e)	41,691
	Series 2019-BN20 Class XA
1,165,881	0.81%, 09/15/2062(e)	47,683
	Series 2019-BN22 Class XA
1,785,808	0.59%, 11/15/2062(e)	56,393
	Series 2019-BN23 Class XA
2,931,453	0.69%, 12/15/2052(e)	106,908
	Series 2019-BN24 Class XA
984,754	0.64%, 11/15/2062(e)	34,094
	Series 2020-BN26 Class XA
1,060,517	1.22%, 03/15/2063(e)	64,812
	Series 2020-BN28 Class XA
2,353,909	1.76%, 03/15/2063(e)	231,096
	Series 2020-BN29 Class XA
2,846,303	1.34%, 11/15/2053(e)	209,600
	Series 2021-BN31 Class A4
275,000	2.04%, 02/15/2054	220,040
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054	1,256,288
	Series 2023-BNK45 Class XA
1,000,000	0.99%, 02/15/2056(e)	69,468
	Barclays Commercial Mortgage Securities Trust
	Series 2017-DELC Class A
228,000	5.66%, 08/15/2036(a)(c) 1-mo. LIBOR + 0.98%	225,696
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,284,853
	Series 2022-C16 Class A5
120,000	4.60%, 06/15/2055(e)	115,442
	Series 2022-C18 Class A4
160,000	5.44%, 12/15/2055(e)	163,939
	Series 2022-C18 Class A5
50,000	5.71%, 12/15/2055(e)	52,249
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(e)	371,900
	Series 2019-B10 Class XA
2,331,473	1.22%, 03/15/2062(e)	117,372
	Series 2019-B11 Class A2
230,565	3.41%, 05/15/2052	223,332
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	412,756
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,322,542
	Series 2019-B12 Class XA
957,137	1.03%, 08/15/2052(e)	38,690
	Series 2019-B9 Class A5
1,400,000	4.02%, 03/15/2052	1,306,777

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-B18 Class XA
$ 631,967	1.79%, 07/15/2053(e)	$ 48,371
	Series 2020-B22 Class XA
1,106,758	1.52%, 01/15/2054(e)	97,805
179,984	BINOM Securitization Trust(a)(e) Series 2021-INV1 Class A1 2.03%, 06/25/2056	158,141
	BRAVO Residential Funding Trust(a)
	Series 2021-C Class A1
436,586	1.62%, 03/01/2061(b)	391,988
	Series 2021-NQM2 Class A1
85,852	0.97%, 03/25/2060(e)	80,039
93,845	Bunker Hill Loan Depository Trust(a)(e) Series 2020-1 Class A1 1.72%, 02/25/2055	89,551
550,000	BX Trust(a)(c) Series 2021-ARIA Class A 5.58%, 10/15/2036 1-mo. LIBOR + 0.90%	527,707
	CAMB Commercial Mortgage Trust(a)(c)
	Series 2019-LIFE Class A
190,000	5.75%, 12/15/2037 1-mo. LIBOR + 1.07%	187,252
	Series 2019-LIFE Class C
100,000	6.13%, 12/15/2037 1-mo. LIBOR + 1.45%	97,612
226,188	CD Commercial Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	217,321
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	237,034
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	386,384
	Citigroup Mortgage Loan Trust Inc(a)
	Series 2018-RP1 Class A1
26,891	3.00%, 09/25/2064(e)	25,577
	Series 2018-RP2 Class A1
97,514	3.35%, 02/25/2058	93,460
	Series 2018-RP3 Class A1
109,254	3.25%, 03/25/2061(e)	103,584
	Series 2019-E Class A1
136,321	6.23%, 11/25/2070(b)	136,047
	COLT Mortgage Loan Trust(a)(e)
	Series 2020-2R Class A1
103,285	1.33%, 10/26/2065	92,309
	Series 2021-2 Class A1
231,053	0.92%, 08/25/2066	183,958
	Series 2021-3 Class A1
430,132	0.96%, 09/27/2066	340,566
	Series 2021-HX1 Class A1
538,198	1.11%, 10/25/2066	430,221
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-4 Class A1
$ 91,132	4.30%, 03/25/2067	$ 87,096
	COMM Mortgage Trust(a)
	Series 2020-CX Class A
150,000	2.17%, 11/10/2046	116,776
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039	87,534
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039	101,873
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
33,829	3.25%, 04/25/2047(e)	30,338
	Series 2018-RPL9 Class A
130,940	3.85%, 09/25/2057(e)	123,357
	Series 2020-NET Class A
97,732	2.26%, 08/15/2037	87,830
	Series 2020-NQM1 Class A1
168,324	1.21%, 05/25/2065(b)	151,526
	Series 2020-RPL4 Class A1
316,810	2.00%, 01/25/2060(e)	275,830
	Series 2021-NQM2 Class A1
287,919	1.18%, 02/25/2066(e)	242,664
	Series 2021-NQM5 Class A1
219,834	0.94%, 05/25/2066(e)	172,958
	Series 2021-NQM6 Class A1
536,495	1.17%, 07/25/2066(e)	430,719
	Series 2021-NQM8 Class A1
272,184	1.84%, 10/25/2066(e)	234,657
	Series 2021-RPL4 Class A1
292,257	1.80%, 12/27/2060(e)	270,349
	Series 2022-NQM1 Class A1
628,847	2.27%, 11/25/2066(e)	540,867
194,195	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	186,677
11,989,428	DBGS Mortgage Trust(e) Series 2018-C1 Class XA 0.19%, 10/15/2051	96,202
486,585	Deutsche Bank Commercial Mortgage Trust(e) Series 2020-C9 Class XA 1.71%, 09/15/2053	32,797
	Ellington Financial Mortgage Trust(a)(e)
	Series 2020-2 Class A1
49,285	1.18%, 10/25/2065	44,293
	Series 2021-1 Class A1
38,048	0.80%, 02/25/2066	31,751
	Series 2021-2 Class A1
187,661	0.93%, 06/25/2066	150,826
560,000	FREMF Mortgage Trust(a)(e) Series 2015-K45 Class B 3.61%, 04/25/2048	543,474
	GCAT Trust(a)
	Series 2020-NQM2 Class A1
33,359	1.56%, 04/25/2065(b)	30,135
	Series 2021-NQM1 Class A1
183,124	0.87%, 01/25/2066(e)	154,011

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-NQM4 Class A1
$ 373,847	1.09%, 08/25/2066(e)	$ 290,017
	Series 2021-NQM7 Class A1
203,792	1.92%, 08/25/2066(e)	179,601
45,000	GS Mortgage Securities Corp Trust(a)(c) Series 2022-SHIP Class A 5.56%, 08/15/2036 1-mo. SOFR + 0.73%	44,554
	GS Mortgage Securities Trust(e)
	Series 2013-GC13 Class A5
380,000	4.09%, 07/10/2046	378,402
	Series 2020-GC45 Class XA
2,026,019	0.67%, 02/13/2053	64,813
	Imperial Fund Mortgage Trust(a)
	Series 2021-NQM2 Class A1
209,964	1.07%, 09/25/2056(e)	169,279
	Series 2022-NQM2 Class A1
596,649	3.64%, 03/25/2067(b)	547,240
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	246,625
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	509,622
	Series 2016-C4 Class ASB
229,929	2.99%, 12/15/2049	219,501
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037(a)	109,039
	Legacy Mortgage Asset Trust(a)(b)
	Series 2021-GS2 Class A1
289,035	1.75%, 04/25/2061	269,750
	Series 2021-GS4 Class A1
102,640	1.65%, 11/25/2060	93,979
643,845	Life Mortgage Trust(a)(c) Series 2021-BMR Class A 5.64%, 03/15/2038 1-mo. SOFR + 0.81%	624,658
	MetLife Securitization Trust(a)(e)
	Series 2017-1A Class A
25,990	3.00%, 04/25/2055	24,427
	Series 2018-1A Class A
59,282	3.75%, 03/25/2057	55,839
	MFA Trust(a)(e)
	Series 2020-NQM3 Class A1
25,771	1.01%, 01/26/2065	23,657
	Series 2021-NQM1 Class A1
246,748	1.15%, 04/25/2065	216,454
	Series 2021-NQM2 Class A1
159,539	1.03%, 11/25/2064	130,437
	Mill City Mortgage Loan Trust(a)(e)
	Series 2017-3 Class A1
51,827	2.75%, 01/25/2061	50,105
	Series 2018-1 Class A1
79,865	3.25%, 05/25/2062	77,015
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-2 Class A1
$ 43,318	3.50%, 05/25/2058	$ 42,204
	Series 2018-3 Class A1
60,940	3.50%, 08/25/2058	58,298
	Series 2019-1 Class A1
121,606	3.25%, 10/25/2069	115,695
	Series 2019-GS1 Class A1
256,489	2.75%, 07/25/2059	242,568
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
22,738	3.75%, 05/28/2052(e)	20,982
	Series 2017-2A Class A3
67,043	4.00%, 03/25/2057(e)	63,279
	Series 2017-3A Class A1
107,883	4.00%, 04/25/2057(e)	103,039
	Series 2017-4A Class A1
38,679	4.00%, 05/25/2057(e)	35,901
	Series 2017-5A Class A1
36,716	6.35%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	35,781
	Series 2017-6A Class A1
67,902	4.00%, 08/27/2057(e)	63,595
	Series 2018-1A Class A1A
345,007	4.00%, 12/25/2057(e)	326,597
	Series 2018-2A Class A1
69,849	4.50%, 02/25/2058(e)	66,966
	Series 2018-4A Class A1S
75,267	5.60%, 01/25/2048(c) 1-mo. LIBOR + 0.75%	72,696
	Series 2019-3A Class A1A
126,590	3.75%, 11/25/2058(e)	117,703
	Series 2019-5A Class A1B
124,712	3.50%, 08/25/2059(e)	116,441
	Series 2019-NQM4 Class A1
24,713	2.49%, 09/25/2059(e)	22,601
	Series 2020-1A Class A1B
78,760	3.50%, 10/25/2059(e)	72,454
	Series 2021-NQ1R Class A1
136,555	0.94%, 07/25/2055(e)	116,611
	Series 2021-NQ2R Class A1
194,868	0.94%, 10/25/2058(e)	174,754
847,073	NMLT Trust(a)(e) Series 2021-INV1 Class A1 1.19%, 05/25/2056	703,752
	Onslow Bay Mortgage Loan Trust(a)
	Series 2021-NQM1 Class A1
266,593	1.07%, 02/25/2066(e)	216,641
	Series 2021-NQM3 Class A1
265,900	1.05%, 07/25/2061(e)	202,179
	Series 2022-NQM1 Class A1
512,139	2.31%, 11/25/2061(e)	437,718
	Series 2022-NQM7 Class A1
93,095	5.11%, 08/25/2062(b)	91,416
	Preston Ridge Partners Mortgage LLC(a)(b)
	Series 2020-6 Class A1
65,367	2.36%, 11/25/2025	63,587

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-3 Class A1
$ 384,953	1.87%, 04/25/2026	$ 367,537
	Series 2021-4 Class A1
529,448	1.87%, 04/25/2026	503,932
	Series 2021-6 Class A1
251,995	1.79%, 07/25/2026	232,209
	Series 2021-7 Class A1
394,875	1.87%, 08/25/2026	367,861
	Series 2021-9 Class A1
507,465	2.36%, 10/25/2026	479,133
	Series 2021-RPL1 Class A1
101,354	1.32%, 07/25/2051	90,821
97,257	Residential Mortgage Loan Trust(a)(e) Series 2021-1R Class A1 0.86%, 01/25/2065	89,311
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	456,634
	Starwood Mortgage Residential Trust(a)(e)
	Series 2020-3 Class A1
28,882	1.49%, 04/25/2065	27,031
	Series 2021-1 Class A1
217,367	1.22%, 05/25/2065	187,013
	Series 2021-2 Class A1
156,500	0.94%, 05/25/2065	139,598
	Series 2021-6 Class A1
412,730	1.92%, 11/25/2066	340,021
177,931	Toorak Mortgage Corp Ltd(a)(e) Series 2021-INV1 Class A1 1.15%, 07/25/2056	150,917
	Towd Point Mortgage Trust(a)(e)
	Series 2017-1 Class A1
78,463	2.75%, 10/25/2056	76,953
	Series 2017-2 Class A1
9,890	2.75%, 04/25/2057	9,778
	Series 2017-4 Class A1
195,159	2.75%, 06/25/2057	185,065
	Series 2017-6 Class A1
206,572	2.75%, 10/25/2057	196,579
	Series 2018-1 Class A1
19,708	3.00%, 01/25/2058	19,100
	Series 2018-2 Class A1
89,232	3.25%, 03/25/2058	85,505
	Series 2018-3 Class A1
84,130	3.75%, 05/25/2058	80,487
	Series 2018-5 Class A1A
173,959	3.25%, 07/25/2058	167,247
	Series 2019-1 Class A1
323,166	3.75%, 03/25/2058	306,575
	Series 2021-R1 Class A1
1,206,736	2.92%, 11/30/2060	989,258
211,169	Triangle Re Ltd(a)(c) Series 2021-3 Class M1A 6.46%, 02/25/2034 1-mo. SOFR + 1.90%	209,517
Principal Amount		Fair Value
Non-Agency — (continued)
	Verus Securitization Trust(a)
	Series 2019-INV3 Class A1
$ 67,503	2.69%, 11/25/2059(e)	$ 64,168
	Series 2020-4 Class A1
59,413	1.50%, 05/25/2065(b)	54,470
	Series 2020-5 Class A1
98,352	1.22%, 05/25/2065(b)	89,633
	Series 2021-2 Class A1
234,827	1.03%, 02/25/2066(e)	197,461
	Series 2021-4 Class A1
185,149	0.94%, 07/25/2066(e)	148,164
	Series 2021-5 Class A1
464,052	1.01%, 09/25/2066(e)	375,191
	Series 2021-8 Class A1
288,320	1.82%, 11/25/2066(e)	245,082
	Series 2021-R2 Class A1
129,119	0.92%, 02/25/2064(e)	112,495
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	136,697
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	308,972
		34,292,819
U.S. Government Agency — 39.36%
	Connecticut Avenue Securities Trust(a)(c)
	Series 2021-R01 Class 1M2
134,000	6.11%, 10/25/2041 1-mo. SOFR + 1.55%	130,154
	Series 2021-R03 Class 1M2
121,000	6.21%, 12/25/2041 1-mo. SOFR + 1.65%	114,500
	Series 2022-R08 Class 1M1
62,957	7.11%, 07/25/2042 1-mo. SOFR + 2.55%	63,355
	Federal Home Loan Mortgage Corp
178,674	3.00%, 09/01/2027	173,599
3,823	6.00%, 11/01/2033	3,943
7,689	6.00%, 04/01/2035	7,849
7,665	4.50%, 05/01/2035	7,693
29,605	5.50%, 08/01/2035	30,213
32,654	4.50%, 11/01/2035	32,597
3,806	6.50%, 02/01/2036	3,927
6,459	4.50%, 03/01/2036	6,480
7,695	6.00%, 03/01/2036	7,988
12,990	5.50%, 06/01/2036	13,125
15,230	5.50%, 08/01/2036	15,768
938	6.00%, 08/01/2037	957
10,700	7.00%, 08/01/2037	10,994
40,310	5.00%, 04/01/2038	41,167
83,313	5.50%, 05/01/2038	86,496
54,644	4.50%, 03/01/2039	54,813
60,033	4.50%, 05/01/2039	60,440
62,943	4.00%, 09/01/2040	61,602
160,656	5.00%, 09/01/2040	164,076

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 18,871	4.00%, 09/01/2043	$ 18,435
144,076	4.50%, 04/01/2044	144,162
343,164	4.50%, 12/01/2044	342,995
910,141	3.00%, 02/01/2049	837,155
51,495	3.50%, 07/01/2049	48,632
1,326,312	4.00%, 03/01/2050	1,284,555
2,291,027	4.50%, 03/01/2050	2,286,547
411,738	3.50%, 05/01/2050	385,029
122,010	2.50%, 11/01/2050	106,661
947,096	4.50%, 11/01/2050	929,728
1,983,183	2.00%, 05/01/2051	1,643,725
2,834,845	2.50%, 05/01/2051	2,457,143
33,250	2.00%, 09/01/2051	27,546
887,661	2.50%, 09/01/2051	769,362
939,145	2.00%, 11/01/2051	777,723
3,382,061	2.00%, 01/01/2052	2,800,589
544,660	2.00%, 02/01/2052	451,044
1,496,715	2.00%, 03/01/2052	1,238,080
1,044,555	2.00%, 04/01/2052	864,348
830,592	4.50%, 04/01/2052	814,571
990,094	2.00%, 05/01/2052	818,988
1,276,656	2.00%, 06/01/2052	1,057,078
713,455	5.00%, 06/01/2052	724,487
1,199,363	5.00%, 07/01/2052	1,217,284
2,945,923	3.00%, 08/01/2052	2,672,378
640,322	6.00%, 11/01/2052	663,435
433,200	6.00%, 12/01/2052	447,729
1,978,033	6.00%, 01/01/2053	2,048,923
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	182,591
	Series K104 Class X1
988,407	1.13%, 01/25/2030(e)	59,053
	Series K111 Class X1
574,319	1.57%, 05/25/2030(e)	50,255
	Series K112 Class X1
1,125,712	1.43%, 05/25/2030(e)	90,905
	Series K114 Class X1
1,463,078	1.12%, 06/25/2030(e)	93,854
	Series K122 Class X1
447,977	0.88%, 11/25/2030(e)	23,080
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
19,891	3.00%, 05/15/2041	18,781
	Series 4097 Class KA
63,168	2.00%, 09/15/2031	60,460
	Series 4122 Class AB
75,955	1.50%, 10/15/2042	68,011
	Series 4142 Class PT
56,479	1.25%, 12/15/2027	53,068
	Series 4146 Class AB
48,783	1.13%, 12/15/2027	45,774
	Series 4216 Class KQ
43,157	1.70%, 10/15/2039	41,764
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 4961 Class JB
$ 146,378	2.50%, 12/15/2042	$ 133,901
	Series 5170 Class DP
449,288	2.00%, 07/25/2050	392,389
78,308	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(c) Series 2021-DNA5 Class M2 6.21%, 01/25/2034 1-mo. SOFR + 1.65%	76,847
	Federal National Mortgage Association
708	4.50%, 08/01/2023	703
149,022	4.00%, 07/01/2026	148,103
328,525	3.50%, 01/01/2031	323,212
5,593	4.50%, 08/01/2035	5,612
3,182	6.00%, 02/01/2036	3,249
19,938	5.50%, 03/01/2036	20,283
21,478	6.50%, 06/01/2036	22,153
30,113	6.00%, 03/01/2037	31,264
46,786	6.00%, 08/01/2037	48,831
12,093	6.50%, 08/01/2037	12,673
23,323	2.00%, 07/01/2041	20,162
147,370	4.00%, 10/01/2041	144,229
874,195	4.00%, 12/01/2044	855,286
267,157	4.00%, 01/01/2045	260,468
3,578,748	3.50%, 07/01/2045	3,380,181
166,586	3.50%, 08/01/2045	157,280
2,648,825	4.00%, 08/01/2045	2,579,291
1,330,052	4.00%, 01/01/2046	1,296,748
358,590	4.00%, 10/01/2046	349,573
373,157	3.50%, 01/01/2047	352,306
966,468	4.50%, 11/01/2047	961,659
27,251	4.50%, 01/01/2048	27,053
399,209	4.50%, 04/01/2048	397,659
161,086	4.00%, 02/01/2049	156,931
493,473	3.50%, 07/01/2049	466,040
496,169	4.50%, 07/01/2049	493,009
351,316	3.50%, 08/01/2049	331,786
864,596	3.00%, 12/01/2049	783,079
1,821,701	3.00%, 04/01/2050	1,649,418
528,554	3.50%, 05/01/2050	496,293
806,986	2.50%, 06/01/2050	705,406
243,447	2.50%, 07/01/2050	210,428
938,909	2.50%, 09/01/2050	822,244
3,005,633	2.00%, 10/01/2050	2,495,985
2,001,978	2.00%, 11/01/2050	1,660,821
1,040,306	2.50%, 02/01/2051	901,191
78,861	2.50%, 03/01/2051	69,060
1,327,600	3.00%, 07/01/2051	1,194,680
99,352	2.50%, 09/01/2051	86,809
1,009,933	2.00%, 10/01/2051	836,507
396,668	2.50%, 10/01/2051	346,128
410,671	2.50%, 11/01/2051	358,092
1,421,750	2.00%, 01/01/2052	1,179,029
4,037,300	2.00%, 02/01/2052	3,340,247
990,069	2.00%, 03/01/2052	818,969

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,573,930	2.00%, 04/01/2052	$ 3,784,931
4,703,346	2.50%, 04/01/2052	4,056,797
4,218,842	2.00%, 06/01/2052	3,490,926
66,443	2.00%, 07/01/2052	54,988
2,873,761	4.50%, 08/01/2052	2,844,359
1,916,873	5.00%, 08/01/2052	1,937,025
982,021	5.50%, 09/01/2052	1,006,948
889,874	6.00%, 12/01/2052	919,720
	Federal National Mortgage Association Alternative Credit Enhancement Securities(e)
	Series 2019-M21 Class X3
2,096,979	1.20%, 06/25/2034	161,978
	Series 2020-M2 Class X
4,960,678	0.31%, 01/25/2030	71,897
57,782	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	54,154
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
50,535	1.50%, 09/25/2027	47,733
	Series 2012-120 Class ZB
460,528	3.50%, 11/25/2042	433,228
	Series 2012-124 Class JA
48,240	1.50%, 11/25/2042	43,440
	Series 2012-18 Class GA
31,711	2.00%, 12/25/2041	28,916
	Series 2012-21 Class PQ
18,621	2.00%, 09/25/2041	17,104
	Series 2012-52 Class PA
28,630	3.50%, 05/25/2042	27,480
	Series 2013-16 Class A
45,878	1.75%, 01/25/2040	44,052
	Series 2013-77 Class BP
45,023	1.70%, 06/25/2043	43,074
	Series 2013-9 Class PT
46,022	1.25%, 02/25/2028	43,113
	Series 2015-48 Class QB
26,865	3.00%, 02/25/2043	25,659
	Series 2015-5 Class EP
95,574	2.00%, 06/25/2043	88,043
	Series 2016-11 Class GA
45,379	2.50%, 03/25/2046	41,942
	Series 2016-38 Class NA
22,765	3.00%, 01/25/2046	21,253
	Series 2017-16 Class PB
288,000	3.00%, 03/25/2047	253,546
	Series 2017-26 Class CG
29,210	3.50%, 07/25/2044	28,492
	Series 2017-34 Class JK
18,271	3.00%, 05/25/2047	17,412
	Series 2017-35 Class AH
36,164	3.50%, 04/25/2053	35,321
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2017-49 Class JA
$ 34,313	4.00%, 07/25/2053	$ 33,875
	Series 2017-84 Class KA
37,414	3.50%, 04/25/2053	36,389
	Series 2018-23 Class LA
42,621	3.50%, 04/25/2048	40,717
	Series 2018-70 Class HA
46,793	3.50%, 10/25/2056	45,337
	Series 2019-12 Class HA
75,386	3.50%, 11/25/2057	72,178
	Series 2019-14 Class CA
80,911	3.50%, 04/25/2049	77,645
	Series 2019-21 Class BD
72,398	3.00%, 09/25/2057	66,983
	Series 2019-45 Class PT
71,932	3.00%, 08/25/2049	66,229
	Series 2019-7 Class JA
62,260	3.50%, 03/25/2049	59,614
	Series 2020-1 Class AC
278,432	3.50%, 08/25/2058	266,997
	Series 2022-90 Class AY
680,000	4.50%, 12/25/2041	685,543
	Government National Mortgage Association
2,800,000	2.00%, TBA	2,378,501
6,100,000	2.50%, TBA	5,368,000
5,500,000	3.00%, TBA	5,009,693
5,250,000	3.50%, TBA	4,921,670
2,800,000	4.00%, TBA	2,695,667
2,400,000	4.50%, TBA	2,363,885
165,563	4.00%, 02/20/2045	162,807
36,157	3.00%, 12/20/2045	33,607
86,003	4.50%, 01/20/2046	86,932
1,836,197	3.00%, 11/20/2046	1,699,723
147,367	4.50%, 06/20/2048	147,050
149,827	4.50%, 07/20/2048	149,074
157,190	4.50%, 09/20/2048	156,723
157,782	4.50%, 10/20/2048	157,248
131,971	4.50%, 01/20/2049	131,446
150,105	4.50%, 02/20/2049	149,504
325,446	3.50%, 12/20/2049	306,960
308,249	3.50%, 01/20/2050	289,074
1,514,538	3.00%, 03/20/2050	1,391,827
704,431	3.50%, 10/20/2050	666,554
86,166	3.00%, 03/20/2051	79,042
75,913	3.00%, 06/20/2051	69,469
1,594,421	3.00%, 02/20/2052	1,453,582
987,846	4.50%, 09/20/2052	973,216
996,923	3.50%, 02/20/2053	942,059
	Series 2013-37 Class LG
33,510	2.00%, 01/20/2042	31,677
	Series 2015-151 Class BA
9,994	1.70%, 10/20/2045	9,885
	Series 2015-56 Class LB
29,471	1.50%, 04/16/2040	28,887
64,746	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	60,211

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Uniform Mortgage-Backed Security(f)
$ 600,000	2.00%, TBA	$ 541,342
13,659,000	2.50%, TBA	11,772,351
3,000,000	3.00%, TBA	2,783,055
17,708,000	4.50%, TBA	17,350,224
4,000,000	5.00%, TBA	3,989,375
14,560,000	5.50%, TBA	14,707,022
		165,293,311
TOTAL MORTGAGE-BACKED SECURITIES — 47.53% (Cost $207,355,188)		$199,586,130
MUNICIPAL BONDS AND NOTES
575,000	California State University Series B 1.79%, 11/01/2030	473,449
500,000	Chabot-Las Positas Community College District 1.89%, 08/01/2031	401,160
560,000	Chicago O'Hare International Airport Series D 2.35%, 01/01/2030	487,645
65,000	Chicago Transit Authority Sales Tax Receipts Fund Series B 3.91%, 12/01/2040	56,861
575,000	City of New York, New York Series D 1.92%, 08/01/2031	470,447
145,000	City of Rapid City, South Dakota Sales Tax Revenue 1.78%, 12/01/2031	119,156
315,000	Commonwealth of Massachusetts 4.11%, 07/15/2031	311,745
	County of Riverside, California
420,000	2.96%,02/15/2027	394,204
420,000	3.07%,02/15/2028	389,988
180,000	Dallas Fort Worth International Airport Series A 4.51%, 11/01/2051	166,331
200,000	District of Columbia 3.43%, 04/01/2042	163,481
	Marshall University Series B
100,000	3.13%,05/01/2028	93,119
100,000	3.38%,05/01/2031	90,475
	Metropolitan Transportation Authority
115,000	4.75%,11/15/2045	116,630
315,000	5.18%,11/15/2049	286,195
335,000	Napa Valley Unified School District 1.54%, 08/01/2028	288,595
570,000	New York State Dormitory Authority Series C 2.15%, 03/15/2031	475,630
105,000	New York State Thruway Authority Series M 2.90%, 01/01/2035	88,954
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 365,000	New York Transportation Development Corp 4.25%, 09/01/2035	$ 357,630
600,000	Oregon Education Districts Series A 1.89%, 06/30/2031	495,677
355,000	Philadelphia Authority for Industrial Development Series C 6.55%, 10/15/2028	379,620
345,000	Port Authority of New York & New Jersey Series AAA 1.09%, 07/01/2023	341,670
80,000	Regents of The University of California Medical Center Pooled Revenue Series H 6.55%, 05/15/2048	93,850
	State Board of Administration Finance Corp
395,000	1.26%,07/01/2025	367,277
575,000	2.15%,07/01/2030	487,615
	State of California
130,000	7.55%,04/01/2039	168,298
85,000	7.30%,10/01/2039	105,471
15,000	7.63%,03/01/2040	19,391
295,000	State of Connecticut Special Tax Revenue Series B 5.46%, 11/01/2030	305,469
TOTAL MUNICIPAL BONDS AND NOTES — 1.90% (Cost $9,153,613)		$7,996,033
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
2,080,000	2.90%, 04/12/2032	1,902,027
760,000	2.85%, 03/28/2034	675,026
	Federal Home Loan Bank
560,000	3.38%, 09/10/2032	538,715
600,000	4.75%, 12/10/2032	624,520
3,650,000	Federal National Mortgage Association(d) 0.88%, 08/05/2030	2,979,583
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.60% (Cost $7,342,882)		$6,719,871
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
987,111	0.75%, 07/15/2028	967,860
3,037,554	0.25%, 07/15/2029	2,877,904
2,802,108	1.13%, 01/15/2033(d)	2,794,775
395,000	0.25%, 02/15/2050	286,267
327,784	0.13%, 02/15/2052	227,357

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
	United States Treasury Note/Bond
$ 1,705,000	2.88%, 06/15/2025	$ 1,664,773
1,120,000	0.38%, 11/30/2025	1,021,650
670,000	0.50%, 02/28/2026	608,941
6,385,000	1.38%, 08/31/2026(g)(h)	5,893,904
265,000	1.13%, 02/28/2027	240,498
430,000	0.38%, 09/30/2027	371,832
125,000	0.50%, 10/31/2027	108,467
700,000	1.13%, 02/29/2028	621,660
600,000	2.38%, 05/15/2029	559,805
2,130,000	1.25%, 08/15/2031	1,786,621
3,695,000	1.38%, 11/15/2031	3,118,811
8,150,000	2.88%, 05/15/2032	7,755,871
3,620,000	2.75%, 08/15/2032	3,406,759
2,930,000	4.13%, 11/15/2032	3,078,789
16,750,000	1.88%, 02/15/2041	12,527,168
2,355,000	2.25%, 05/15/2041	1,870,293
2,375,000	3.13%, 02/15/2043	2,135,459
1,575,000	3.88%, 02/15/2043	1,589,027
350,000	3.63%, 08/15/2043	339,719
4,670,000	3.75%, 11/15/2043	4,612,720
5,590,000	3.63%, 02/15/2044	5,407,233
610,000	3.13%, 08/15/2044	544,234
3,850,000	2.50%, 02/15/2045	3,072,029
4,140,000	3.00%, 11/15/2045	3,602,285
4,515,000	2.50%, 02/15/2046	3,585,898
260,000	2.50%, 05/15/2046	206,456
1,620,000	2.25%, 08/15/2046	1,222,531
1,500,000	2.88%, 11/15/2046	1,278,223
1,500,000	3.00%, 02/15/2047	1,305,293
1,170,000	3.00%, 02/15/2048	1,020,551
300,000	3.13%, 05/15/2048	267,750
590,000	3.00%, 02/15/2049	516,480
590,000	2.88%, 05/15/2049	504,865
2,810,000	2.25%, 08/15/2049	2,112,879
5,110,000	2.38%, 11/15/2049	3,947,275
5,100,000	1.25%, 05/15/2050	2,964,773
2,730,000	1.63%, 11/15/2050	1,750,719
1,365,000	2.25%, 02/15/2052	1,017,885
870,000	2.88%, 05/15/2052	744,258
3,485,000	3.00%, 08/15/2052	3,061,355
3,065,000	4.00%, 11/15/2052	3,252,731
TOTAL U.S. TREASURY BONDS AND NOTES — 24.26% (Cost $118,537,400)		$101,852,633
Shares
COMMON STOCK
Consumer, Cyclical — 0.01%
761	Superior Energy Services LLC(i)	23,972
TOTAL COMMON STOCK — 0.01% (Cost $50,000)		$23,972
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
602,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(j), 4.89%(k)	$ 602,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.14% (Cost $602,000)		$602,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.51%
	U.S. Treasury Bills(l)
$ 1,130,000	4.63%, 04/17/2023(d)	1,127,682
1,035,700	4.68%, 04/25/2023	1,032,479
		2,160,161
Repurchase Agreements — 2.87%
3,166,162	Undivided interest of 17.95% in a repurchase agreement (principal amount/value $17,664,692 with a maturity value of $17,671,714) with Mizuho Securities (USA) LLC, 4.77%, dated 3/31/23 to be repurchased at $3,166,162 on 4/3/23 collateralized by U.S. Treasury securities, 3.50%, 2/15/33, with a value of $18,017,999.(j)	3,166,162
3,166,162	Undivided interest of 17.95% in a repurchase agreement (principal amount/value $17,664,692 with a maturity value of $17,671,758) with Bank of America Securities Inc, 4.80%, dated 3/31/23 to be repurchased at $3,166,162 on 4/3/23 collateralized by U.S. Treasury securities, 2.00% - 3.00%, 11/15/41 - 8/15/48, with a value of $18,017,991.(j)	3,166,162
2,540,284	Undivided interest of 22.80% in a repurchase agreement (principal amount/value $11,160,303 with a maturity value of $11,164,767) with Citigroup Global Markets Inc, 4.80%, dated 3/31/23 to be repurchased at $2,540,284 on 4/3/23 collateralized by U.S. Treasury securities, 1.50% - 2.00%, 2/15/25 - 11/30/28, with a value of $11,383,511.(j)	2,540,284

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,166,162	Undivided interest of 6.13% in a repurchase agreement (principal amount/value $51,760,220 with a maturity value of $51,780,924) with JP Morgan Securities, 4.80%, dated 3/31/23 to be repurchased at $3,166,162 on 4/3/23 collateralized by U.S. Treasury securities, 0.50% - 3.25%, 11/15/25 - 8/31/27, with a value of $52,795,426.(j)	$ 3,166,162
		12,038,770
TOTAL SHORT TERM INVESTMENTS — 3.38% (Cost $14,198,931)		$14,198,931
TOTAL INVESTMENTS — 118.38% (Cost $538,151,517)		$497,040,041
OTHER ASSETS & LIABILITIES, NET — (18.38)%		$(77,159,468)
TOTAL NET ASSETS — 100.00%		$419,880,573
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2023. Maturity date disclosed represents final maturity date.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2023.
(d)	All or a portion of the security is on loan at March 31, 2023.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(g)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(h)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(i)	Non-income producing security.
(j)	Collateral received for securities on loan.
(k)	Rate shown is the 7-day yield as of March 31, 2023.
(l)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
Euro-Bobl Futures	8	EUR	943,040	June 2023	$2,282
Euro-Bund Futures	2	EUR	271,680	June 2023	7,149
Euro-Schatz Futures	5	EUR	528,475	June 2023	(5,758)
Fed Fund 30 Day Futures	7	USD	2,777,910	September 2023	2,189
Long Gilt Futures	2	GBP	206,700	June 2023	1,249
U.S. 10 Year Treasury Note Futures	7	USD	804,453	June 2023	6,907
U.S. 10 Year Treasury Ultra Futures	128	USD	15,506,000	June 2023	(416,913)
U.S. Long Bond Futures	175	USD	22,952,344	June 2023	(899,603)
U.S. Ultra Bond Futures	81	USD	11,431,125	June 2023	(379,326)
Long
U.S. 10 Year Treasury Note Futures	16	USD	2,643,203	June 2023	5,939
U.S. 2 Year Treasury Note Futures	244	USD	50,374,563	June 2023	280,727
U.S. 5 Year Treasury Note Futures	126	USD	13,797,984	June 2023	220,171
				Net Depreciation	$(1,174,987)
At March 31, 2023, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	AUD	222,314	USD	148,966	June 06, 2023	$12
JPM	CHF	600,329	USD	666,088	June 21, 2023	(4,088)
JPM	USD	272,198	GBP	229,477	June 21, 2023	$(11,370)
JPM	USD	215,366	NOK	2,285,213	June 21, 2023	(3,718)
MS	JPY	74,281,456	USD	566,408	June 21, 2023	(17)
SSB	USD	221,348	AUD	334,439	June 21, 2023	(2,894)
SSB	USD	308,093	CAD	424,201	June 21, 2023	(6,140)
SSB	USD	302,110	EUR	284,754	June 21, 2023	(8,180)
SSB	USD	221,348	NZD	362,387	June 21, 2023	(5,204)
SSB	USD	236,304	SEK	2,518,067	June 21, 2023	(7,342)
					Net Depreciation	$(48,941)
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(a)	Value	Upfront Payments/ (Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Payment Frequency
Sell Credit Protection	$	$	$			$
Nordstrom Inc 6.95%, 03/15/2028	$750,000	$(6,718)	$(230)	1.00%	June 20, 2024	$(6,488)	1.76%	Quarterly
Nordstrom Inc 6.95%, 03/15/2028	275,000	(6,421)	(3,046)	1.00	December 20, 2024	(3,375)	2.43%	Quarterly
CDX.NA.IG.39 Index(c)	4,730,000	54,306	56,493	1.00	December 20, 2027	(2,187)	0.73%	Quarterly
					Net Depreciation	$(12,050)
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b) Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund		Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
3.50%	1-year €STR	EUR	550,000	March 13, 2025	$3,844	Annual
4.54%	1-day SOFR	USD	880,000	March 15, 2025	589	Annual
1-day SOFR	3.71%	USD	940,000	September 30, 2027	(3,737)	Annual
3.50%	6-mo. EURIBOR	EUR	690,000	April 13, 2028	8,278	Semi Annual
6-mo. CDOR	3.50%	CAD	390,000	June 21, 2028	(63,360)	Semi Annual
1-year JPY-TONA	0.25%	JPY	1,046,460,000	June 21, 2028	(43,279)	Annual
6-mo. CDOR	3.50%	CAD	2,880,000	June 21, 2028	1,697	Semi Annual
3.50%	1-year SONIA	GBP	1,240,000	June 21, 2028	14,828	Annual
6-mo. EURIBOR	2.35%	EUR	240,000	July 4, 2029	2,645	Semi Annual
2.50%	6-mo. EURIBOR	EUR	580,000	December 20, 2032	(9,544)	Semi Annual
1-year JPY-TONA	0.50%	JPY	320,860,000	June 21, 2033	(35,212)	Annual
6-mo. EURIBOR	2.50%	EUR	2,590,000	June 21, 2033	(27,082)	Semi Annual
3-mo. BKBM	4.75%	NZD	710,000	June 21, 2033	(4,205)	Quarterly
3.50%	6-mo. NIBOR	NOK	4,380,000	June 21, 2033	3,106	Semi Annual
3.25%	1-year SONIA	GBP	200,000	June 21, 2033	5,535	Annual
2.00%	1-year SARON	CHF	2,170,000	June 21, 2033	20,907	Annual
3.00%	1-day SOFR	USD	2,850,000	June 21, 2033	44,411	Annual
4.25%	6-mo. BBSW	AUD	3,930,000	June 21, 2033	85,518	Semi Annual
3-mo STIBOR	3.25%	SEK	29,900,000	June 21, 2033	125,526	Quarterly
2.86%	6-mo. EURIBOR	EUR	830,000	July 4, 2037	(14,980)	Semi Annual
2.15%	6-mo. EURIBOR	EUR	660,000	August 9, 2037	(12,339)	Semi Annual
2.72%	1-day SOFR	USD	1,930,000	August 11, 2037	(15,919)	Annual
6-mo. EURIBOR	1.45%	EUR	1,510,000	August 10, 2042	24,147	Semi Annual
6-mo. EURIBOR	2.50%	EUR	350,000	December 20, 2042	2,401	Semi Annual
1.05%	6-mo. EURIBOR	EUR	800,000	August 11, 2047	(12,338)	Semi Annual
6-mo. EURIBOR	1.56%	EUR	640,000	July 6, 2052	19,415	Semi Annual
1-day SOFR	2.17%	USD	860,000	August 11, 2052	23,340	Annual
1-day SOFR	2.97%	USD	1,730,000	March 15, 2053	(2,387)	Annual
1-day SOFR	2.88%	USD	440,000	March 15, 2053	2,405	Annual
1-day SOFR	3.25%	USD	365,000	June 21, 2053	(22,327)	Annual
				Net Appreciation	$ 121,883
Counterparty Abbreviations:
€STR	Euro Short-Term Rate
BBSW	Bank Bill Swap Rate
BKBM	Bank Bill Benchmark Rate
CDOR	Canadian Dollar Offered Rate
CIT	Citigroup Global Markets
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
JPM	JP Morgan Chase & Co
JPY-TONA	Japan Tokyo Overnight Average Rate
MS	Morgan Stanley & Co LLC
NIBOR	Norwegian Interbank Offered Rate
SARON	Swiss Average Rate Overnight
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank
STIBOR	Stockholm Interbank Offered Rate
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts and Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 264 long futures contracts and an average of 523 short futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  The Fund held an average foreign currency contracts notional amount of $789,557 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $10,085,000 in credit default swaps for the reporting period.

March 31, 2023

Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $1,272,602,500 in interest rate swaps for the reporting period.

March 31, 2023